General (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Consumer Price Index [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	[1]	120.4	117.6
Rates of change	[1]	2.40%	3.40%
EUR [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		1.174	1.041
Rates of change		12.80%	3.50%
NIS [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0.313	0.274
Rates of change		14.20%	10.00%
HUF [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0.0026	0.0025
Rates of change		4.00%	(13.80%)

[1]	Base: 2012 average = 100.